Income Taxes - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Tax liability	$ 0	$ 0
Income tax expense	0	0
Increase in valuation allowance	15,100,000
Unrecognized tax benefits	837,000	$ 391,000
Unrecognized tax benefits that would impact effective tax rate	0
Decrease in unrecognized tax benefits, reasonably possible	0
Tax credit carryforward, offset by valuation allowance	0
Increase in unrecognized tax benefits, reasonably possible	0
Domestic Tax Authority
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards, subject to expiration	500,000
Operating loss carryforwards, not subject to expiration	31,600,000
Domestic Tax Authority | Research Tax Credit Carryforward
Operating Loss Carryforwards [Line Items]
Tax credit carryforward, amount	2,000,000
State and Local Jurisdiction
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards, subject to expiration	9,100,000
State and Local Jurisdiction | Research Tax Credit Carryforward
Operating Loss Carryforwards [Line Items]
Tax credit carryforward, amount	$ 1,900,000